Related Parties - Schedule of Listing of Consolidated Subsidiaries (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Coincheck, Inc. [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Place of incorporation and operation	Japan
Contents of business	Provides end-to-end crypto asset exchange services and operates a multi-cryptocurrency marketplaces.
Percentage of voting rights held by the Company	100.00%	100.00%
CCG Administrative Services, Inc. [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Place of incorporation and operation	US
Contents of business	Provides certain administrative services for Coincheck Group N.V.
Percentage of voting rights held by the Company	100.00%	100.00%
Next Finance Tech Group [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Place of incorporation and operation	Japan
Contents of business	Provides staking service.
Percentage of voting rights held by the Company	100.00%	100.00%
Next Finance Tech Digital Assets Co., Ltd. [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Place of incorporation and operation	Japan
Contents of business	Borrows cryptocurrencies.
Percentage of voting rights held by the Company	100.00%	100.00%
Next Finance Tech International Co., Ltd. [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Place of incorporation and operation	Cayman Islands
Contents of business	Manages Next Finance’s insurance.
Percentage of voting rights held by the Company	100.00%	100.00%